Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 323,849,978.41
Previously Paid Amount	0.00
Total Fee Amount	44,723.68
Total Offset Amount	0.00
Net Fee	$ 44,723.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A